Commitment and Contingencies (Tables)	12 Months Ended
Jun. 30, 2015
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending June 30	Amounts

2015	10,044
2016	9,600
2017	9,600
2018 and thereafter	-

Total	$29,244